INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	$ 39	$ 37
Deductible temporary differences for which no deferred tax asset is recognised	63	55
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	36	35
Unused Tax Losses, Indefinitely Carried Forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	2	2
Unused Tax Losses, Expiring in Five Years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	$ 61	$ 53